Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TOTAL REVENUE	[1]	$ 20,578,340	$ 18,189,274	$ 10,193,590
TOTAL COST		10,924,246	9,867,508	7,607,190
GROSS PROFIT		9,654,094	8,321,766	2,586,400
Administrative expenses		4,299,820	3,621,570	8,342,842
Research and development expenses		4,756,088	4,031,313	3,044,972
Selling expenses		429,362	1,119,586	1,334,147
Impairment of intangible assets and goodwill				4,442,367
INCOME (LOSS) FROM OPERATIONS		168,824	(450,703)	(14,577,928)
Subsidy income		556,187	476,517	223,166
Loss on disposal of consolidated entities				(575,956)
Loss on sale of deposits for land use right				(2,762,033)
Other income (loss), net		400,566	281,556	(326,546)
Interest income		36,381	7,900	17,420
Interest expense		(484,403)	(450,024)	(498,931)
Change in fair value of warrant liability			3,720	34,175
Income (loss) before income taxes		677,555	(131,034)	(18,466,633)
Income tax benefit (expense)		1,201,231	1,070,343	(57,844)
NET INCOME (LOSS)		1,878,786	939,309	(18,524,477)
Less: Net (income) loss attributable to the non-controlling interest		(186,803)	(80,704)	353,876
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY		$ 1,691,983	$ 858,605	$ (18,170,601)
Earnings (loss) per share - Basic and Diluted
Basic		$ 0.04	$ 0.02	$ (0.45)
Diluted		0.04	0.02	(0.45)
EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic		0.04	0.02	(0.45)
Diluted		$ 0.04	$ 0.02	$ (0.45)
Products [Member]
TOTAL REVENUE		$ 6,546,016	$ 4,312,048	$ 6,553,090
TOTAL COST		9,808,837	8,973,539	5,512,305
Products - Related Parties [Member]
TOTAL REVENUE		9,373,272	9,103,222
Software [Member]
TOTAL REVENUE		3,037,912	3,441,582	2,347,197
TOTAL COST		783,702	733,617	921,432
Software - Related Parties [Member]
TOTAL REVENUE		45,400
System Integration [Member]
TOTAL REVENUE			390,465	628,880
TOTAL COST		227,677	135,224	1,078,103
Others [Member]
TOTAL REVENUE		1,490,324	884,584	664,423
TOTAL COST		104,030	25,128	95,350
Others - Related Parties [Member]
TOTAL REVENUE		$ 85,416	$ 57,373

[1]	Revenues by operating segments exclude intercompany transactions.